TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)

c.The income tax expense for the years ended December 31, 2019, 2020 and 2021 consisted of the following:

	Year ended December 31,
	2019	2020	2021

Current	$2,734	$2,641	$2,181
Deferred	(258)	(23)	8,828

	$2,476	$2,618	$11,009

Domestic (Israel)	$781	$839	$8,844
Foreign	1,695	1,779	2,165

	$2,476	$2,618	$11,009

Schedule of Deferred Income Taxes

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2020	2021
Deferred tax assets:

Net operating loss carry forward	$65,641	$64,353
Temporary differences mainly relating to Research and Development, reserves and allowances	28,429	21,472

Deferred tax asset before valuation allowance	94,070	85,825
Valuation allowance	(85,791)	(85,825)

Deferred tax asset, net	$8,279	$-

Schedule of Income (Loss) Before Taxes	f.Income (Loss) before taxes is comprised as follows:
	Year ended December 31,
	2019	2020	2021

Domestic	$(2,171)	$(24,192)	$(5,430)
Foreign	2,952	10,697	1,611

	$781	$(13,495)	$(3,819)

Schedule of Income Tax Reconciliation

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2019	2020	2021
Income (loss) before taxes as reported in the consolidated statements of operations	$781	$(13,495)	$(3,819)

Statutory tax rate	23%	23%	23%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$180	$(3,104)	$(878)
Non-deductible expenses and other permanent differences	519	(111)	(1,602)
Non-deductible expenses related to employee stock options	472	383	590
Deferred tax assets on losses and other temporary differences for which valuation allowance was provided, net	977	5,318	12,326
Other	328	132	573

Actual tax expense (benefit)	$2,476	$2,618	$11,009

Schedule of Changes In Unrecognized Tax Benefits

h.A reconciliation of the beginning and ending balances of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2020	2021

Beginning balance	$2,492	$2,421
Decreases in tax positions for prior years	(708)	(538)
Increases related to tax positions taken during prior years	184	59
Increase related to tax positions taken during the current year	453	425

Ending balance	$2,421	$2,367